EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Ownsership interest in associate	20.00%
Investment in associated company	$ 6,000	$ 6,000	$ 0	$ 0
Share of results in associated company		$ 246	$ 0	$ 0